DEBT INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instruments At Fair Value Through Other Comprehensive Income
Sale of available for sale investments generating realized profits	$ 3,505,266	$ 6,469,344	$ 6,522,549
Realized profits	5,286	4,867	12,333
Sale of available for sale investments generating realized losses	709,371	466,732	346,906
Realized losses	$ 6,788	$ 3	$ 132